Putnam International Equity Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value
Australia (1.3%)
QBE Insurance Group, Ltd.	1,150,600	$10,043,617

		10,043,617
Canada (1.5%)
Cenovus Energy, Inc.	692,300	6,009,414
Magna International, Inc.	119,669	5,826,963

		11,836,377
China (1.5%)
Yum China Holdings, Inc.	262,200	11,775,402

		11,775,402
Finland (1.2%)
Fortum OYJ	456,513	9,335,466

		9,335,466
France (13.4%)
Airbus SE	133,178	17,613,371
Arkema SA	62,492	5,948,722
Eurazeo SA	126,870	9,535,203
Kering SA	23,012	13,195,972
Natixis SA	2,032,804	10,879,304
TOTAL SA	376,412	20,909,338
Veolia Environnement SA	641,076	14,332,205
Vinci SA	110,368	10,736,398

		103,150,513
Germany (6.3%)
adidas AG	63,708	15,479,204
Deutsche Boerse AG	91,030	11,671,508
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)	30	25
Knorr-Bremse AG(NON)	96,359	9,569,273
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)	15	13
New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)	6	5
Rheinmetall AG	116,970	12,186,890

		48,906,918
Hong Kong (3.0%)
AIA Group, Ltd.	2,312,400	23,017,639

		23,017,639
India (1.8%)
HDFC Bank, Ltd. ADR	116,800	13,538,288

		13,538,288
Ireland (4.1%)
Bank of Ireland Group PLC	1,305,657	7,777,138
CRH PLC	404,452	12,544,643
Kerry Group PLC Class A	98,108	10,950,241

		31,272,022
Italy (1.1%)
Pirelli & C. SpA(NON)	1,301,830	8,379,363

		8,379,363
Japan (21.3%)
Asahi Group Holdings, Ltd.	312,300	13,947,979
Chugai Pharmaceutical Co., Ltd.	138,400	9,531,444
Daikin Industries, Ltd.	67,200	7,894,343
Hoya Corp.	232,500	15,384,485
Komatsu, Ltd.	444,400	10,392,834
Mitsubishi Corp.	334,400	9,318,021
Seven & i Holdings Co., Ltd.	182,700	6,894,271
Shiseido Co., Ltd.	202,700	14,669,870
SoftBank Group Corp.	160,300	15,623,778
Sony Corp.	310,700	13,077,193
Sumitomo Mitsui Financial Group, Inc.	601,500	21,048,484
Toshiba Corp.	371,300	11,833,485
Toyota Motor Corp.	247,000	14,487,899

		164,104,086
Luxembourg (0.3%)
Global Fashion Group SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)	23,826	214,897
Orion Engineered Carbons SA	103,451	1,964,534

		2,179,431
Netherlands (9.0%)
ASML Holding NV	57,963	10,871,346
Heineken NV	118,065	12,459,903
ING Groep NV	904,454	10,941,139
Koninklijke Ahold Delhaize NV	663,373	17,654,694
Unilever NV ADR	305,390	17,738,343

		69,665,425
South Korea (1.4%)
Samsung Electronics Co., Ltd. (Preference)	342,861	10,967,750

		10,967,750
Spain (1.2%)
Cellnex Telecom, SA 144A	315,142	9,247,838

		9,247,838
Sweden (1.6%)
ASSA ABLOY AB Class B	570,417	12,313,541

		12,313,541
Switzerland (6.5%)
Coca-Cola HBC AG	343,030	11,683,279
Lonza Group AG	28,077	8,707,184
Novartis AG	232,113	22,326,671
SIG Combibloc Group AG(NON)	680,628	6,972,037

		49,689,171
Taiwan (0.8%)
Sino-American Silicon Products, Inc.	2,759,000	6,025,626

		6,025,626
United Kingdom (18.4%)
Ashtead Group PLC	500,367	12,072,795
Associated British Foods PLC	369,695	11,744,008
AstraZeneca PLC	204,553	16,344,866
BP PLC	3,108,465	22,611,538
Compass Group PLC	673,938	15,839,366
Lloyds Banking Group PLC	7,540,769	6,103,063
Prudential PLC	1,118,367	22,395,482
Quilter PLC	2,505,460	4,791,735
Rio Tinto PLC	348,426	20,244,345
SSE PLC	593,037	9,168,398

		141,315,596
United States (2.3%)
Microsoft Corp.	76,200	8,987,028
NXP Semiconductors NV	95,300	8,423,565

		17,410,593

Total common stocks (cost $721,551,250)		$754,174,662

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.50%, 10/31/19(i)	$130,000	$130,079
1.375%, 2/29/20(i)	143,000	141,793

Total U.S. treasury obligations (cost $271,872)		$271,872

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Global Fashion Group SA zero % cv. pfd. (acquired various dates from 7/11/16 to 9/14/17, cost $121,606) (Luxembourg) (Private)(F)(RES)(NON)	18,499	$170,187

Total convertible preferred stocks (cost $121,606)		$170,187

SHORT-TERM INVESTMENTS (5.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	43,022,508	$43,022,508
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(P)	Shares	17,000	17,000
U.S. Treasury Bills 2.451%, 7/11/19		$63,000	62,581
U.S. Treasury Bills 2.504%, 8/15/19(SEGSF)		113,000	111,983
U.S. Treasury Bills 2.473%, 7/25/19		112,000	111,154
U.S. Treasury Bills 2.461%, 5/9/19		403,000	401,994
U.S. Treasury Bills 2.459%, 7/18/19		937,000	930,363
U.S. Treasury Bills 2.459%, 8/1/19(SEGSF)		98,000	97,213
U.S. Treasury Bills 2.423%, 5/23/19		233,000	232,211

Total short-term investments (cost $44,986,813)			$44,987,007
TOTAL INVESTMENTS

Total investments (cost $766,931,541)			$799,603,728

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $206,838,882) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/19	$9,904,042	$9,910,963	$(6,921)
		British Pound	Sell	6/19/19	6,439,974	6,552,806	112,832
		Canadian Dollar	Buy	4/17/19	1,257,225	1,254,272	2,953
		Canadian Dollar	Sell	4/17/19	1,257,225	1,235,517	(21,708)
		Euro	Sell	6/19/19	6,047,579	6,221,181	173,602
		Japanese Yen	Buy	5/15/19	10,613,504	10,653,554	(40,050)
	Barclays Bank PLC
		British Pound	Buy	6/19/19	472,923	476,726	(3,803)
		Euro	Sell	6/19/19	6,312,251	6,365,342	53,091
		Hong Kong Dollar	Sell	5/15/19	1,279,461	1,237,464	(41,997)
		Japanese Yen	Buy	5/15/19	690,476	688,667	1,809
		Swiss Franc	Buy	6/19/19	14,136,827	14,139,926	(3,099)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	6,192,823	6,138,597	54,226
		British Pound	Sell	6/19/19	7,727,734	7,863,376	135,642
		Canadian Dollar	Buy	4/17/19	496,857	531,584	(34,727)
		Danish Krone	Buy	6/19/19	12,785,859	13,017,575	(231,716)
		Japanese Yen	Buy	5/15/19	5,948,989	6,024,165	(75,176)
		New Zealand Dollar	Buy	4/17/19	39,032	38,250	782
	Goldman Sachs International
		British Pound	Sell	6/19/19	81,588	82,986	1,398
		Japanese Yen	Sell	5/15/19	72,685	72,529	(156)
		New Taiwan Dollar	Sell	5/15/19	6,326,589	6,346,021	19,432
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	86,866	86,452	414
		Chinese Yuan (Offshore)	Sell	5/15/19	10,612,766	10,495,088	(117,678)
		Euro	Sell	6/19/19	10,383,716	10,559,495	175,779
		New Zealand Dollar	Buy	4/17/19	1,670,083	1,635,578	34,505
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	62,219	63,196	(977)
		British Pound	Buy	6/19/19	5,213,798	5,080,645	133,153
		Canadian Dollar	Buy	4/17/19	345,861	345,226	635
		Canadian Dollar	Sell	4/17/19	345,861	341,083	(4,778)
		Japanese Yen	Buy	5/15/19	5,867,702	5,972,023	(104,321)
		Norwegian Krone	Buy	6/19/19	6,517,326	6,575,637	(58,311)
		Singapore Dollar	Buy	5/15/19	5,975,469	5,988,423	(12,954)
		South Korean Won	Sell	5/15/19	9,168,969	9,309,201	140,232
		Swedish Krona	Buy	6/19/19	8,619,847	8,695,210	(75,363)
		Swiss Franc	Buy	6/19/19	12,905,409	12,947,105	(41,696)
	NatWest Markets PLC
		Singapore Dollar	Buy	5/15/19	4,498,605	4,514,407	(15,802)
		Swiss Franc	Sell	6/19/19	3,244,664	3,235,795	(8,869)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	358,685	354,298	4,387
		British Pound	Sell	6/19/19	4,218,527	4,291,090	72,563
		Israeli Shekel	Buy	4/17/19	4,670,076	4,564,016	106,060
		Japanese Yen	Buy	5/15/19	3,884,239	3,967,053	(82,814)
	UBS AG
		Australian Dollar	Buy	4/17/19	6,002,826	5,936,122	66,704
	WestPac Banking Corp.
		Canadian Dollar	Buy	4/17/19	3,004,570	3,030,238	(25,668)

	Unrealized appreciation						1,290,199

	Unrealized (depreciation)						(1,008,584)

	Total						$281,615
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2018 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $769,488,253.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $385,127, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,440,075	$13,167,975	$20,608,050	$36,074	$—
	Putnam Short Term Investment Fund**	11,123,170	263,811,488	231,912,150	194,027	43,022,508

	Total Short-term investments	$18,563,245	$276,979,463	$252,520,200	$230,101	$43,022,508
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the fund had no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $161,545.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $178,556 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	19.7%
	Consumer staples	15.3
	Industrials	14.8
	Consumer discretionary	12.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $11,957 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $225,688 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $161,545 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$10,043,617	$—
Canada	11,836,377	—	—
China	11,775,402	—	—
Finland	9,335,466	—	—
France	103,150,513	—	—
Germany	48,906,875	—	43
Hong Kong	—	23,017,639	—
India	13,538,288	—	—
Ireland	31,272,022	—	—
Italy	8,379,363	—	—
Japan	—	164,104,086	—
Luxembourg	1,964,534	—	214,897
Netherlands	69,665,425	—	—
South Korea	—	10,967,750	—
Spain	9,247,838	—	—
Sweden	12,313,541	—	—
Switzerland	49,689,171	—	—
Taiwan	—	6,025,626	—
United Kingdom	141,315,596	—	—
United States	17,410,593	—	—

Total common stocks	539,801,004	214,158,718	214,940
Convertible preferred stocks	—	—	170,187
U.S. treasury obligations	—	271,872	—
Short-term investments	43,039,508	1,947,499	—

Totals by level	$582,840,512	$216,378,089	$385,127
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$281,615	$—

Totals by level	$—	$281,615	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,290,199	$1,008,584

Total	$1,290,199	$1,008,584

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$331,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com